STOCKHOLDERS' EQUITY (Details - Option activity) - Equity Option [Member] - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options outstanding - at beginning	904,667	859,400
Weighted average exercise price options outstanding- at beginning	$ 3.99	$ 3.39
Weighted average contractual life		6 years 8 months 23 days
Number of options granted	294,003	204,833
Weighted average exercise price - grants	$ 6.27	$ 5.22
Number of options exercised	(8,523)	(98,566)
Weighted average exercise price - exercised	$ 3.05	$ 3.15
Number of options cancelled	(63,007)	(61,000)
Weighted average exercise price - cancelled	$ 5.87	$ 4.80
Weighted average contractual life	7 years 29 days
Number of stock options outstanding - at ending	1,127,140	904,667
Weighted average exercise price options outstanding- at ending	$ 4.54	$ 3.99
Weighted average contractual life	6 years 10 months 17 days